Split-Off Of Axis Business (Tables)	12 Months Ended
Dec. 31, 2012
Split-Off Of Axis Business [Abstract]
Schedule of supplemental information of net assets after split-off

2011
Cash and cash equivalents	$35,425
Other receivables	33,506
Inventories	27,686
Prepaid expenses and other current assets	3,211
Property and equipment, net	10,190
Deferred income taxes	4,225
Accounts payable	(53,868)
Income taxes payable	(1,181)
Other taxes payable	(2,148)
Accrued payroll and other liabilities	(8,479)
Intercompany payable	(3,309)
Net book value	$45,258